RESEARCH AND DEVELOPMENT (Details) (USD $)	12 Months Ended			6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2014 HDR Intelligent Accessory Platform [Member]	Jun. 30, 2014 Biometric Enrolment and Verification Kiosk [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Purchase obligation			$ 430,000	$ 200,000
Research and development	$ 44,000			$ 6,047	$ 10,818
Project completion percentage				30.00%